2010 Stock Option Plan (Details) (Stock Option [Member])	12 Months Ended
Dec. 31, 2012
Stock Option [Member]
Schedule of assumptions used in valuation of stock options
Risk-free interest rate	0.42%
Expected dividend yield	0.00%
Expected lives	3 years 6 months
Expected volatility	70.00%